Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
Long-term debt including the current portion	¥ 1,072,709	¥ 921,849
Less - Portion due within one year	310,483	109,614
Total	762,226	812,235
Unsecured Loans Due Twenty Eleven to Twenty Eighteen Interest Rates Ranging from Zero Point Two Zero to Four Point Five Zero Percent
Debt Instrument [Line Items]
Long-term debt including the current portion		441,976
Due Twenty Twelve to Twenty Twenty Four, with interest rates ranging from Zero Point Two Three To Four Point Five Zero Percent per annum
Debt Instrument [Line Items]
Long-term debt including the current portion	564,275
Unsecured One Point Five Two Percent Bonds Due Twenty Eleven
Debt Instrument [Line Items]
Long-term debt including the current portion		50,000
Unsecured One Point One Six Percent Bonds Due Twenty Twelve
Debt Instrument [Line Items]
Long-term debt including the current portion	39,999	39,996
Unsecured One Point Five Two Percent Bonds Due Twenty Thirteen
Debt Instrument [Line Items]
Long-term debt including the current portion	35,000	34,999
Unsecured One Point Five Seven Percent Bonds Due Twenty Fifteen
Debt Instrument [Line Items]
Long-term debt including the current portion	29,993	29,991
Unsecured One Point Seven Five Percent Bonds Due Twenty Fifteen
Debt Instrument [Line Items]
Long-term debt including the current portion	24,997	24,996
Unsecured One Point One Seven Percent Bonds Due Twenty Eleven
Debt Instrument [Line Items]
Long-term debt including the current portion		10,500
Unsecured Zero Point Nine Five Percent Bonds Due Twenty Twelve
Debt Instrument [Line Items]
Long-term debt including the current portion	60,000	60,000
Unsecured One Point Four Zero Percent Bonds Due Twenty Thirteen
Debt Instrument [Line Items]
Long-term debt including the current portion	10,700	10,700
Unsecured One Point Three Zero Percent Bonds Due Twenty Fourteen
Debt Instrument [Line Items]
Long-term debt including the current portion	110,000	110,000
Unsecured Zero Point Five Five Percent Bonds Due Twenty Sixteen
Debt Instrument [Line Items]
Long-term debt including the current portion	10,000
Unsecured Zero Point Six Six Percent bonds, due Twenty Seventeen
Debt Instrument [Line Items]
Long-term debt including the current portion	45,000
Unsecured Two Point Zero Zero Percent Bonds Due Twenty Eighteen
Debt Instrument [Line Items]
Long-term debt including the current portion	16,300	16,300
Unsecured Two Point Zero Seven Percent Bonds Due Twenty Nineteen
Debt Instrument [Line Items]
Long-term debt including the current portion	50,000	50,000
Unsecured One Point Four One Percent Bonds, Due Twenty Twenty Two
Debt Instrument [Line Items]
Long-term debt including the current portion	10,000
Capital lease obligations
Debt Instrument [Line Items]
Long-term debt including the current portion	49,754	24,673
Guarantee deposits received
Debt Instrument [Line Items]
Long-term debt including the current portion	¥ 16,691	¥ 17,718